Average Annual Total Returns - Mundoval Fund	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Mundoval Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.99%	8.75%	11.34%
Mundoval Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.76%	7.45%	10.49%
Mundoval Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.25%	6.76%	9.29%